Acquisitions - Schedule of business combination, pro forma information (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Business Combination [Abstract]
Pro forma net revenue	$ 69,092
Pro forma net loss	$ (162,040)